Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Current replacement cost	$ 43,035	$ 35,912
Current replacement cost	8,654	10,278
Credit equivalent amount	28,250	30,764
Risk-weighted amount	13,288	14,189
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,000	2,284
Credit equivalent amount	2,470	4,583
Risk-weighted amount	450	1,419
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,000	2,281
Credit equivalent amount	2,272	4,251
Risk-weighted amount	443	1,409
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		3
Credit equivalent amount	198	332
Risk-weighted amount	7	10
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,654	2,178
Credit equivalent amount	10,127	6,917
Risk-weighted amount	2,956	2,159
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	5
Credit equivalent amount	208	123
Risk-weighted amount	30	23
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	185	1,643
Credit equivalent amount	6,334	10,208
Risk-weighted amount	1,013	1,130
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	175	333
Credit equivalent amount	3,788	3,910
Risk-weighted amount	926	935
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	10	1,310
Credit equivalent amount	2,546	6,298
Risk-weighted amount	87	195
Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,813	4,168
Credit equivalent amount	9,111	8,933
Risk-weighted amount	1,777	1,978
Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,801	4,151
Credit equivalent amount	6,051	6,374
Risk-weighted amount	1,655	1,876
Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	12	17
Credit equivalent amount	3,060	2,559
Risk-weighted amount	122	102
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	366	306
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	6,696	7,174
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Credit equivalent amount	7	35
Risk-weighted amount	2	31
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	979	2,257
Credit equivalent amount	2,223	4,182
Risk-weighted amount	422	1,360
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	760	841
Credit equivalent amount	2,928	2,684
Risk-weighted amount	721	751
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	21	16
Credit equivalent amount	35	26
Risk-weighted amount	16	14
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	325	158
Credit equivalent amount	767	156
Risk-weighted amount	267	54
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,540	1,139
Credit equivalent amount	6,293	4,027
Risk-weighted amount	1,922	1,335
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Credit equivalent amount	7	8
Risk-weighted amount	3	4
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	29	40
Credit equivalent amount	139	50
Risk-weighted amount	46	19
Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	4
Credit equivalent amount	164	105
Risk-weighted amount	19	16
Credit default swap contracts - protection sold [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		1
Credit equivalent amount	44	18
Risk-weighted amount	11	7
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	7,595	9,448
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	960	2,137
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	960	2,134
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost		3
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,686	1,579
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	134	1,564
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	124	254
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	10	1,310
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,813	4,164
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,801	4,147
Held For Trading For Trading Purpose [member] | Precious metal and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	12	17
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	939	2,116
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	366	452
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	21	14
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	325	144
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,966	943
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	29	40
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	2	4
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	3
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		1
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	1,059	830
Held for Asset Liability Management [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		1
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	40	147
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	40	147
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	968	599
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	51	79
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	51	79
Held for Asset Liability Management [member] | Precious metal and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held for Asset Liability Management [member] | Precious metal and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	40	141
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	394	389
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		2
Held for Asset Liability Management [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		14
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	$ 574	196
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		$ 1